Non-current financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of components of non-current financial debts [abstract]
Straight bonds	$ 22,341	$ 25,296
Liabilities to banks and other institutions	144	227
Total including current portion of non-current financial debt	22,485	25,523
Less current portion of non-current financial debt	(2,241)	(2,621)
Total non-current financial debts	$ 20,244	$ 22,902
Average interest rate on loans received	2.30%	0.90%
Ratio fixed rate financial debt to total financial debt	86.00%	87.00%
Average interest rate on borrowings	2.40%	1.90%